Revenue - Summary of Fee Revenue and Retail Revenue are Presented by Timing of Revenue Recognition (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	₸ 1,329,350	₸ 1,027,545	₸ 724,742
Retail revenue	163,134	68,807
TOTAL FEE AND RETAIL REVENUE	1,500,662	1,096,912	724,742
Goods and Services Transferred at Point in Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Retail revenue	163,134	68,807
TOTAL FEE AND RETAIL REVENUE	1,151,887	786,267	480,514
Goods and Services Transferred at Point in Time | Transaction Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments fee revenue	426,470	342,271	243,630
Goods and Services Transferred at Point in Time | Marketplace
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	562,283	375,189	236,884
Goods and Services Transferred Over Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL FEE AND RETAIL REVENUE	348,775	310,645	244,228
Goods and Services Transferred Over Time | Membership Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments fee revenue	32,483	26,654	13,120
Goods and Services Transferred Over Time | Fintech
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	312,860	280,742	226,540
Goods and Services Transferred Over Time | Fintech | Membership Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	₸ 3,432	₸ 3,249	₸ 4,568